Note 13 - Subordinated Debentures (Trust Preferred Securities) (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Subordinated Borrowing [Table Text Block]
					Total
			3 - M onth	Added	Interest		5 - Year
Description	Date	Amount	Libor Rate	Points	Rate	Maturity	Call Option
		(In Thousands)

Colony Bankcorp Statutory Trust III	6/17/2004	$4,640	2.78819	2.68	5.46819	6/14/2034	6/17/2009
Colony Bankcorp Capital Trust I	4/13/2006	5,155	2.80300	1.50	4.30300	4/13/2036	4/13/2011
Colony Bankcorp Capital Trust II	3/12/2007	9,279	2.80300	1.65	4.45300	3/12/2037	3/12/2012
Colony Bankcorp Capital Trust III	9/14/2007	5,155	2.52038	1.40	3.92038	9/14/2037	9/14/2012